Label	Element	Value
Document And Entity Information [Abstract]	riverpark_DocumentAndEntityInformationAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2017
Registrant Name	dei_EntityRegistrantName	RIVERPARK FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001494928
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 25, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 25, 2018
Prospectus Date	rr_ProspectusDate	Jan. 25, 2018